Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Net loss	$ (17,102,407)	$ (6,988,314)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	596,864	702,633
Share-based compensation	712,919	584,094
Loss (gain) on investments in marketable securities, net	7,565,273	(192,134)
Gain on non-marketable investment		(1,635,939)
Loss on investments in derivatives, net	4,289	101,233
Gain on use of digital currencies	(4,918)
Settlement of service fee by tokens and digital currencies	10,457	12,000
Operating lease cost	212,640	288,057
Loss on disposal of property, plant and equipment		62,705
Impairment loss of property, plant and equipment		330,445
Impairment loss of other receivables and prepayment	80,000
Interest income	(2,905)	(643)
Interest expense	126,417	140,879
Accretion of finance lease liabilities	2,590	3,990
Changes in operating assets and liabilities:
Accounts receivable	15,128	(1,153)
Inventories	6,348	(133)
Other receivables and prepayments	502,815	(332,750)
Long-term deposits		(11,584)
Due from brokers	(4)	156,671
Amounts due from related parties	(1,923)	50,962
Amounts due to related parties	(138,582)	2,852
Accounts payable and accrued expenses	867,090	(29,382)
Operating lease liabilities	(206,126)	(270,434)
Net cash used in operating activities	(6,754,035)	(7,025,945)
Cash flows from investing activities
Disposal of subsidiary, net of cash disposed	(113,828)
Purchases of intangible assets	(6,026)
Purchases of property, plant and equipment	(5,278)	(53,555)
Proceeds from sale of marketable securities	20,116,734	952,196
Net cash provided by investing activities	19,991,602	898,641
Cash flows from financing activities
Payment of finance lease obligations	(26,922)	(26,924)
Exercise of warrants	130,012
Loan from a related party	3,500,000	500,000
Repayment of loan from related parties	(4,400,000)	(4,529,778)
Proceeds from issuance of Class A Ordinary Shares and warrants, net	4,000,000	9,229,995
Payments for issuance costs		(215,668)
Net cash provided by financing activities	3,203,090	4,957,625
Net increase (decrease) in cash and restricted cash	16,440,657	(1,169,679)
Cash and restricted cash- Beginning of period	3,625,356	5,293,173
Cash and restricted cash - End of period	20,066,013	4,123,494
Supplemental disclosures of cash flow information
Interest paid	133,623	73,220
Income taxes paid
Reconciliation of cash and restricted cash
Cash	19,935,888	4,019,324
Restricted cash	130,125	104,170
Total cash and restricted cash shown on the condensed consolidated statements of cash flows	$ 20,066,013	$ 4,123,494